STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
(a)	Restricted Ordinary Shares

On October 1, 2012, the Compensation Committee of the Board of Directors of the Company approved grants of restricted ordinary shares to certain officers and directors of the Company under the Company’s 2010 Share Incentive Plan. Except for 400,000 shares granted to Mr. Meng, the Company's Chief Finance Officer, which vested immediately upon granting, all shares granted have been vested on January 3, 2013 subject to the continuous service of the recipient through December 31, 2012 and the other terms and conditions of the grant.

The following grant was made in accordance with the terms of 2010 Share Incentive Plan for the period / year indicated.

Grant Date	Restricted Shares	Grant Price
October 1, 2012	2,100,000	$1.78

The shares were valued at the closing price of the Company's common stock on grant date.

The compensation expense recognized is based on the market value of the Company's common stock on the date the restricted stock award is granted and is not adjusted in subsequent periods. The amount recognized is amortized over the vesting period. Compensation expense is included in general administration expense in the accompanying consolidated statement of operations. The amount of compensation expense for the year ended December 31, 2013, 2012 and 2011 amounted to $32,891, $3,705,109 and $Nil, respectively.

A summary of restricted stock activity under the 2010 share incentive plan for the year ended December 31, 2013 is as follows:

	Number of Shares	Weighted Average Grant Price and Fair Value
Non-vested, December 31, 2012	1,700,000	1.78
Vested shares	(1,700,000)	1.78
Non-vested, December 31, 2013	-	-

               1,700,000 shares were vested on January 1, 2013.

(b)	Treasury Stock

On April 1, 2011, the Company's Board of Directors approved a board resolution and announced that the Company would repurchase its ordinary shares in the open market up to an aggregate of $10 million. From May to December, 2012 and from May to December, 2011, the Company repurchased 795,031 shares at a cost of $1,554,674 and 1,176,898 shares at a cost of $4,516,744 respectively. During the 2nd quarter of 2013, the Company repurchased 38,989 shares at a cost of $84,736.

A total of 1,710,098 shares have been cancelled in the fourth quarter of 2012.  There was a total 300,820 and 261,831 shares remained as Treasury stock as of December 31, 2013 and December 31, 2012, respectively.

(c)	Warrants

The Company also granted in connection with its November 2009 public offering the Underwriter Representative (and its designees) a warrant (the “Underwriter Representative Warrant”) for the purchase of an aggregate of 144,000 ordinary shares (the “Warrant Shares”) for an aggregate purchase price of $100.00.  In accordance with U.S. GAAP, the Company accounts for the warrants as equity instruments. The Underwriter Representative Warrant may be exercised in full or part to purchase Warrant Shares at an initial exercise price of $6.00 per share. No provision was made as the fair value of warrant is not material.

On May 1, 2013, the Company signed a warrant agreement with Cambelle-Inland, LLC, a Delaware limited liability company ("C-I") to obtain consulting services from C-I for the development of the Company's strategic opportunities. On May 8, 2013, the Company issued a warrant to C-I for the purchase of 500,000 ordinary shares (the “Warrant Shares”).  In accordance with U.S. GAAP, the Company accounts for the warrants as equity instruments. The warrant may be exercised in full or part to purchase Warrant Shares at an initial exercise price of $2.20 per share at any time prior to the fifth anniversary of the date of issuance. The fair value of warrants amounted to approximately $197,500 which was calculated by using Black Scholes Option Calculator. The fair value of each of warrant was estimated using the following assumptions:

December 31, 2013

Expected volatility	57.00%
Expected term (in years)	4.4
Risk free rate	1.46%
Expected dividend rate	0%

A summary of all warrants outstanding as of December 31, 2013 and December 31, 2012 is presented below:

	Warrants	Exercise Price	Terms

Balance as of December 31, 2012	144,000	$6.00	0.9 years
Granted	500,000	2.20	4.4 years
Exercised	-
Expired	-

Outstanding as of December 31, 2013	644,000

(d)	Retained Earnings

Retained earnings as of December 31, 2013 and December 31, 2012 consist of the following:

	December 31, 2013	December 31, 2012

Retained earnings	$116,536,602	$151,890,125
Statutory surplus reserves	11,427,259	11,385,921
	$127,963,861	$163,276,046

In accordance with PRC Company Law, the Group is required to allocate at least 10% profit to the statutory surplus reserve. Appropriation to the statutory surplus reserve by the PRC subsidiary, Henan Green is based on profit arrived under PRC accounting standards for business enterprises for each year.

The profit arrived at must be set off against any accumulated losses sustained by Henan Green in prior years, before allocation is made to the statutory surplus reserve. Appropriation to the statutory surplus reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory surplus reserve reaches 50% of the registered capital. This statutory surplus reserve is not distributable in the form of cash dividends.

As of December 31, 2013, the Group's subsidiary, Henan Green, allocated $41,338 which was the 10% of net profits of the year ended December 31, 2013 to the statutory surplus reserves. Only allocation to reserve was made for the first quarter of 2013 as Henan Green suffered net loss since the second quarter of 2013.

A supplemental information of the movement of statutory surplus reserves and registered capital of Henan Green as of December 31, 2013 and December 31, 2012 are as follow:

	Statutory surplus	Registered	Percentage
	reserves	capital	reached

At December 31, 2012	$11,385,921	$83,603,944	14%
Statutory surplus reserves transferred from net profits	41,338	-
Balances at December 31, 2013	$11,427,259	$83,603,944	14%